Earnings per share (Tables)	6 Months Ended
Jun. 30, 2024
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Earnings per share

	For the six-month period ended June 30,
	2023	2024

Net income (loss) attributable to shareholders of Cellectis ($ in thousands)	(41,781)	(19,627)
Net income (loss) attributable to shareholders of Cellectis from discontinued operations ($ in thousands)	(7,384)	-
Weighted average number of outstanding shares, used to calculate basic net result per share	53,541,010	80,881,026
Weighted average number of outstanding shares, net of effects of dilutive potential ordinary shares	53,541,010	80,881,026

Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) attributable to shareholders of Cellectis, per share ($ /share)	(0.78)	(0.24)
Basic net income (loss) attributable to shareholders of Cellectis from discontinued operations, per share ($ /share)	0.29	-
Diluted net income (loss) attributable to shareholders of Cellectis, per share ($ /share)	(0.78)	(0.24)
Diluted net income (loss) attributable to shareholders of Cellectis from discontinued operations, per share ( $ /share)	0.29	-